Consolidated shareholders’ equity - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share capital	€ 2,529,599,938
Number of shares (in shares)	1,264,799,969
Par value per share (in euros per share)	€ 2
Hedges of net investments in foreign operations	€ (574,000,000)	€ (580,000,000)	€ (317,000,000)
Number of stock option not taken for computing diluted earning per share (in shares)			600,000
May 25, 2023
Disclosure of classes of share capital [line items]
Period of share repurchase program	18 months
May 3, 2022
Disclosure of classes of share capital [line items]
Period of share repurchase program		18 months
April 30, 2021
Disclosure of classes of share capital [line items]
Period of share repurchase program			18 months
Stock subscription option plan
Disclosure of classes of share capital [line items]
Increase in shareholders equity due to exercise of stock purchase option	€ 107,000,000
Number of shares issued by exercice of each option (in shares)	1